Related Party Transactions (Details Narrative) (10-K) - USD ($)						1 Months Ended
	Sep. 09, 2014	Jun. 01, 2013	Mar. 14, 2013	Feb. 23, 2012	Feb. 21, 2012	Jan. 31, 2011	May 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Short-term notes payable								$ 3,165,824	$ 2,891,023	$ 1,022,364
Long-term notes payable								11,249,083	10,541,853	$ 8,627,129
Related Party Transactions [Member]
Related Party Transaction [Line Items]
Short-term notes payable								2,345,745	1,969,853
Long-term notes payable								11,291,083	10,583,853
Unsecured Promissory Note [Member] | Snobar Holdings, Inc [Member] | Mrs. Masjedi [Member]
Related Party Transaction [Line Items]
Note, principal balance						$ 150,000		25,995	46,474
Note, interest rate						3.00%
Debt maturity date						Dec. 31, 2022
Unsecured Promissory Note [Member] | Snobar Holdings, Inc [Member] | Mr. Shenkman [Member]
Related Party Transaction [Line Items]
Note, principal balance					$ 10,000			10,000	10,000
Note, interest rate					5.00%
Debt maturity date					Dec. 31, 2022
Promissory Note [Member] | Snobar Holdings, Inc [Member] | Mr. Shenkman [Member]
Related Party Transaction [Line Items]
Note, principal balance				$ 10,000				10,000	10,000
Note, interest rate				8.00%
Debt maturity date				Dec. 31, 2022
Promissory Note [Member] | Snobar Holdings, Inc [Member] | Azizolla Masjedi [Member]
Related Party Transaction [Line Items]
Note, principal balance		$ 500,000					$ 294,930		391,521
Debt maturity date		Jun. 30, 2017
Unsecured Promissory Note One [Member] | Snobar Holdings, Inc [Member] | Mr. Shenkman [Member]
Related Party Transaction [Line Items]
Note, principal balance			$ 10,000					$ 6,000	6,000
Note, interest rate			5.00%
Debt maturity date			Dec. 31, 2022
Maturity date description			An original maturity date of March 14, 2014, subsequently extended to December 31, 2022 with a lower interest rate of 2%/year.
Unsecured Promissory Note One [Member] | Snobar Holdings, Inc [Member] | Mr. Shenkman [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Note, interest rate			2.00%
Second Unsecured Promissory Note [Member] | Snobar Holdings, Inc [Member] | Mr. Shenkman [Member]
Related Party Transaction [Line Items]
Note, principal balance	$ 6,000
Note, interest rate	2.00%
Debt maturity date	Dec. 31, 2022
Third Unsecured Promissory Note [Member] | Snobar Holdings, Inc [Member] | Mr. Shenkman [Member]
Related Party Transaction [Line Items]
Note, principal balance	$ 10,000
Note, interest rate	2.00%
Debt maturity date	Dec. 31, 2022
Second and Third Unsecured Promissory Note [Member] | Snobar Holdings, Inc [Member] | Mr. Shenkman [Member]
Related Party Transaction [Line Items]
Note, principal balance									$ 16,000